Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,268
Expected credit losses impairment release	(6)
Currency translation and other movements	29
Charge to income statement	438
Release to income statement	(190)
Provisions utilised	(401)
Balance at end of the period	1,138
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	474
Currency translation and other movements	2
Charge to income statement	178
Release to income statement	(45)
Provisions utilised	(178)
Balance at end of the period	431
Legal proceedings provision
Provisions for liabilities and charges
Balance at beginning of the period	277
Currency translation and other movements	20
Charge to income statement	36
Release to income statement	(14)
Provisions utilised	(79)
Balance at end of the period	240
Property
Provisions for liabilities and charges
Balance at beginning of the period	231
Currency translation and other movements	0
Charge to income statement	31
Release to income statement	(71)
Provisions utilised	(37)
Balance at end of the period	154
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	93
Expected credit losses impairment release	(6)
Currency translation and other movements	0
Balance at end of the period	87
Other
Provisions for liabilities and charges
Balance at beginning of the period	193
Currency translation and other movements	7
Charge to income statement	193
Release to income statement	(60)
Provisions utilised	(107)
Balance at end of the period	£ 226